Commissions and Banking fees	12 Months Ended
Dec. 31, 2020
Text Block [Abstract]
Commissions and Banking fees
Note 22 - Commissions and Banking Fees

	01/01 to 12/31/2020	01/01 to 12/31/2019	01/01 to 12/31/2018
Credit and debit cards	13,813	15,619	15,634
Current account services	8,002	7,969	7,802
Asset management	6,951	6,322	5,017
Funds	6,316	5,702	4,470
Consortia	635	620	547
Credit operations and financial guarantees provided	2,298	2,418	2,419
Credit operations	964	1,048	948
Financial guarantees provided	1,334	1,370	1,471
Collection services	1,897	1,831	1,770
Advisory services and brokerage	2,891	2,509	1,632
Custody services	573	501	435
Other	2,132	1,863	2,100

Total	38,557	39,032	36,809